SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                        EVERGREEN VARIABLE ANNUITY FUNDS

I. Evergreen Capital Growth Fund, Evergreen Core Equity Fund, Evergreen Premier 20 Fund, Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Global Leaders Fund and Evergreen VA Masters Fund

         On September 17, 2003, the Boards of Trustees of the Evergreen Funds approved a proposal to reorganize each of the Target Funds into the Survivor Fund listed next to it in the table below. If the shareholders of each Target Fund approve the proposal, all of the assets of each Target Fund will be transferred to its corresponding Survivor Fund and shareholders of each Target Fund will receive shares of the corresponding Survivor Fund in exchange for their shares. Shareholders of record of the Target Funds as of September 30, 2003, are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 1, 2003. If approved, the reorganizations are proposed to take place on or about December 5, 2003. Shareholders of each Target Fund will be mailed information detailing the proposal on or about October 24, 2003.

--------------------------------------------------------------------------------
#  Target Fund                            Surviving Fund
--------------------------------------------------------------------------------
1. Evergreen Capital Growth Fund          Evergreen Growth and Income Fund
--------------------------------------------------------------------------------
2. Evergreen Core Equity Fund             Evergreen Stock Selector Fund
--------------------------------------------------------------------------------
3. Evergreen Premier 20 Fund              Evergreen Aggressive Growth Fund
--------------------------------------------------------------------------------
4. Evergreen VA Capital Growth Fund       Evergreen VA Growth and Income Fund
--------------------------------------------------------------------------------
5. Evergreen VA Global Leaders Fund       Evergreen VA International Equity Fund
--------------------------------------------------------------------------------
6. Evergreen VA Blue Chip Fund            Evergreen VA Fund
   Evergreen VA Masters Fund
--------------------------------------------------------------------------------

II.     Evergreen Stock Selector Fund (the "Fund")

       The section of the Fund's prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

       Stock Selector Fund
       The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

III.     Evergreen Select Strategic Growth Fund (the "Fund")

       The first sentence of the section entitled "INVESTMENT STRATEGY" of the Fund's prospectus is restated in its entirety as follows:

         The Fund invests primarily in the equity securities of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase).


October 3, 2003                                                   567777 (10/03)

                                                       October 3, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Equity Trust (the "Trust")
         Domestic Equity Funds I
         Domestic Equity Funds II
         (File No. 333-37453/811-08413)

Ladies and Gentlemen:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Act"), enclosed is a supplement to the above prospectuses of the Trust. Please be advised the attached supplement replaces a previously filed supplement filed electronically on behalf of the Trust on October 1, 2003 (accession no. 0000907244-03-000358).

         If you have any questions or would like further information, please call me at (617) 210-3681.


                                                           Sincerely,

                                                           /s/ Allison McLellan

                                                           Allison McLellan